Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Current Liabilities	OTHER CURRENT LIABILITIES

($ millions)	2023	2022
Long-term compensation liability	37.5	49.1
Lease liability	40.5	24.9
Decommissioning liability	40.0	41.6
Other current liabilities	118.0	115.6